Expense Example	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class A 1 Year	Prospectus #1 Eaton Vance Growth Fund Class A 3 Years	Prospectus #1 Eaton Vance Growth Fund Class A 5 Years	Prospectus #1 Eaton Vance Growth Fund Class A 10 Years	Prospectus #1 Eaton Vance Growth Fund Class C 1 Year	Prospectus #1 Eaton Vance Growth Fund Class C 3 Years	Prospectus #1 Eaton Vance Growth Fund Class C 5 Years	Prospectus #1 Eaton Vance Growth Fund Class C 10 Years	Prospectus #1 Eaton Vance Growth Fund Class I 1 Year	Prospectus #1 Eaton Vance Growth Fund Class I 3 Years	Prospectus #1 Eaton Vance Growth Fund Class I 5 Years	Prospectus #1 Eaton Vance Growth Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class R 1 Year	Prospectus #1 Eaton Vance Growth Fund Class R 3 Years	Prospectus #1 Eaton Vance Growth Fund Class R 5 Years	Prospectus #1 Eaton Vance Growth Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class A 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class C 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class I 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class A 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class C 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class I 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class A 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class C 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class I 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 10 Years
USD ($)	621	824	1,043	1,674	277	548	944	1,853	76	237	411	918	626	842	1,074	1,740	283	566	975	1,919	82	255	444	990	132	412	713	1,568	623	830	1,054	1,696	279	554	954	1,875	128	400	692	1,523	78	243	422	942	72	224	390	871	642	923	1,225	2,081	299	651	1,129	2,257	98	342	606	1,359	149	498	871	1,919	639	880	1,140	1,882	296	606	1,042	2,059	95	296	515	1,143	617	812	1,023	1,630	273	536	923	1,810	72	224	390	871	122	381	660	1,455	67	211	368	822	672	980	1,310	2,242	325	694	1,190	2,378	124	387	670	1,477	398	579	775	1,341	50	183	328	751